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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      City of London Investment Management Company Limited
Address:   10 Eastcheap, London, England
           United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Olliff
Title:  Director
Phone:  610 380 2110

Signature, Place and Date of Signing:

/s/ Barry M. Olliff, February 12, 2004
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    Barry M. Olliff
    Director


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:   176189

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN AUSTRALIA EQUITY FUND Common           003011103      480    52700  SH      SOLE                    52700
ADAMS EXPRESS CO.              Common           006212104     1375   110599  SH      SOLE                   110599
ASA LIMITED                    Common           002050102     3805    83700  SH      SOLE                    83700
ASIA PACIFIC FUND              Common           044901106      481    33900  SH      SOLE                    33900
ASIA TIGERS FUND INC.          Common           04516T105      434    84100  SH      SOLE                    84100
BRAZIL FUND                    Common           105759104     6479   271200  SH      SOLE                   271200
BRAZILIAN EQUITY FUND          Common           105884100      402    56800  SH      SOLE                    56800
EUROPEAN WARRANT FUND          Common           298792102     2201   917000  SH      SOLE                   917000
FIRST FINANCIAL FUND           Common           320228109      511    28900  SH      SOLE                    28900
FIRST ISRAEL FUND              Common           32063L100     5804   472609  SH      SOLE                   472609
FRANCE GROWTH FUND             Common           35177K108      632    84500  SH      SOLE                    84500
GABELLI GLOBAL MULTIMEDIA TOTA Common           36239Q109     1275   140800  SH      SOLE                   140800
GREATER CHINA FUND             Common           39167B102     1064    55600  SH      SOLE                    55600
INVESCO ADVANTAGE GLOBAL HEALT Common           00141A404     2154   153500  SH      SOLE                   153500
ISHARES MSCI CANADA            Common           464286509      271    19000  SH      SOLE                    19000
ISHARES MSCI HONG KONG         Common           464286871      675    67500  SH      SOLE                    67500
ISHARES MSCI JAPAN INDEX FUND  Common           464286848      673    70000  SH      SOLE                    70000
ISHARES MSCI MALAYSIA          Common           464286830     1311   204100  SH      SOLE                   204100
ISHARES MSCI MEXICO            Common           464286822     1879   110300  SH      SOLE                   110300
ISHARES MSCI SINGAPORE         Common           464286673     1154   191500  SH      SOLE                   191500
ISHARES MSCI TAIWAN            Common           464286731       56     5000  SH      SOLE                     5000
JOHN HANCOCK BANK & THRIFT     Common           409735107     3535   338000  SH      SOLE                   338000
JOHN HANCOCK FINANCIAL TRENDS  Common           41014X105      828    50019  SH      SOLE                    50019
KOREA EQUITY                   Common           50063B104     3314   654200  SH      SOLE                   654200
KOREA FUND                     Common           500634100    63465  3484228  SH      SOLE                  3484228
LATIN AMERICA EQUITY           Common           51827Q106      803    52893  SH      SOLE                    52893
LATIN AMERICAN DISCOVERY       Common           51828C106     5403   423100  SH      SOLE                   423100
MS ASIA PACIFIC                Common           61744U106     6025   555779  SH      SOLE                   555779
MS EASTERN EUROPE FUND         Common           616988101    11171   439900  SH      SOLE                   439900
NASDAQ-100 SHARES              Common           631100104     1581    43500  SH      SOLE                    43500
NEW GERMANY                    Common           644465106     2367   329700  SH      SOLE                   329700
NEW IRELAND FUND               Common           645673104      143     9600  SH      SOLE                     9600
PETROLEUM & RES CORP           Common           716549100      112     4700  SH      SOLE                     4700
ROC TAIWAN                     Common           749651105     7709  1659600  SH      SOLE                  1659600
SAFFRON FUND INC               Common           78657R102      968   107300  SH      SOLE                   107300
SALOMON BROTHERS FUND INC      Common           795477108     3699   308000  SH      SOLE                   308000
SCUDDER NEW ASIA FUND          Common           811183102     1273    88900  SH      SOLE                    88900
SINGAPORE FUND INC             Common           82929L109      712    93700  SH      SOLE                    93700
SOUTHERN AFRICA FUND           Common           842157109     6818   407923  SH      SOLE                   407923
SWISS HELVETIA FUND INC        Common           870875101     1226    95300  SH      SOLE                    95300
TAIWAN FUND                    Common           874036106    13797  1156500  SH      SOLE                  1156500
TRI CONTINENTAL CORP.          Common           895436103     4365   266000  SH      SOLE                   266000
CENTRAL SECS CORP              Common           155123102     3759   180500  SH      SOLE                   180500